CONVERTIBLE BONDS PAYABLE (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Jan. 20, 2023 $ / shares	Mar. 08, 2022 $ / shares	Jun. 05, 2018 USD ($) $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 01, 2023 USD ($)
CONVERTIBLE BONDS PAYABLE
Debt issuance costs | ¥						¥ 139,016		¥ 169,264
Denominations for repurchase of Notes							$ 1
Additional paid-in capital
CONVERTIBLE BONDS PAYABLE
Conversion of convertible bonds | ¥				¥ 65
ADS
CONVERTIBLE BONDS PAYABLE
Conversion rate per US$1,000 principal amount	40.8163	20
Basis of issuance of shares for debt conversion (per ADS) | $ / shares	$ 24.5	$ 50
Convertible Bonds due 2025
CONVERTIBLE BONDS PAYABLE
Principal amount			$ 300,000				80		$ 80
Debt issuance costs			$ 8,948
Interest per annum (as a percent)			2.00%
Redeemable under a tax redemption (as a percent)			100.00%
Principal amount converted					$ 10
Convertible Bonds due 2025
CONVERTIBLE BONDS PAYABLE
Principal amount							$ 80
Debt instrument, repurchased face amount										$ 299,910
Effective interest rate						2.03%	2.03%	2.03%	2.03%
Convertible Bonds due 2025 | ADS
CONVERTIBLE BONDS PAYABLE
Conversion rate per US$1,000 principal amount			19.3865
Basis of issuance of shares for debt conversion (per ADS) | $ / shares			$ 51.58